Loans Held for Sale (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Summary of Activity in the Balance of Loans Held for Sale, at Fair Value
The following table summarizes the activity in the balance during the nine months ended September 30:

	2015	2014
Beginning balance	$401,120	$503,753
Originations and purchases	3,119,457	3,923,870
Proceeds from sales	(3,306,180)	(4,010,644)
Principal collections	(6,512)	(9,156)
Transfers to loans held for investment - reverse mortgages	—	(110,874)
Gain on sale of loans	37,580	39,486
Other (1)	(9,556)	(485)
Ending balance	$235,909	$335,950

The following table summarizes the activity in the balance of Loans held for sale, at fair value, during the years ended December 31:

	2014	2013	2012
Beginning balance	$503,753	$426,480	$—
Originations and purchases (1)	4,967,767	8,106,742	670,147
Proceeds from sales	(5,015,235)	(7,999,235)	(241,960)
Transfers to loans held for investment - reverse mortgages	(110,874)	—	—
Gain (loss) on sale of loans	49,533	(26,981)	3,889
Other	6,176	(3,253)	(5,596)
Ending balance	$401,120	$503,753	$426,480

(1)	Purchases include $60.0 million of reverse mortgages acquired in the Liberty Acquisition in 2013 and $558.7 million of forward mortgages acquired in the Homeward Acquisition in 2012.

Summary of Activity in the Balance of Loans Held for Sale, at Lower of Cost or Fair Value
The following table summarizes the activity in the balance during the nine months ended September 30:

	2015	2014
Beginning balance	$87,492	$62,907
Purchases	769,631	2,083,282
Proceeds from sales	(577,591)	(1,744,273)
Principal collections	(45,137)	(248,552)
Transfers to accounts receivable	(4,811)	(96,257)
Transfers to real estate owned	(18,479)	(4,575)
Gain on sale of loans	38,327	32,471
Decrease (increase) in valuation allowance	37,998	(16,282)
Other	3,633	3,216
Ending balance (1) (2)	$291,063	$71,937

(1)
At September 30, 2015 and September 30, 2014, the balances are net of valuation allowances of $15.4 million and $47.0 million, respectively. The decrease in the valuation allowance for the nine months ended September 30, 2015 resulted principally from the reversal of $37.8 million of the allowance that was associated with loans that were sold to unrelated third parties during the six months ended June 30, 2015. This decrease was partly offset by an increase of $1.1 million in the allowance resulting from transfers from the liability for indemnification obligations for the initial valuation adjustment that we recognized on certain loans that we repurchased from Fannie Mae and Freddie Mac guaranteed securitizations. For the nine months ended September 30, 2014, the increase in the allowance was principally the result of $15.3 million of such transfers from the liability for indemnification obligations.

(2)
At September 30, 2015 and September 30, 2014, the balances include $98.7 million and $24.1 million, respectively, of loans that we were required to repurchase from Ginnie Mae guaranteed securitizations as part of our servicing obligations. Repurchased loans are modified or otherwise remediated through loss mitigation activities or are reclassified to receivables.

The following table summarizes the activity in the balance of Loans held for sale, at lower of cost or fair value, during the years ended December 31:

	2014	2013	2012
Beginning balance	$62,907	$82,866	$20,633
Purchases	2,462,573	1,632,390	65,756
Proceeds from sales	(2,067,965)	(1,036,316)	—
Principal payments	(262,196)	(432,423)	(1,474)
Transfers to accounts receivable	(114,675)	(218,629)	—
Transfers to real estate owned	(8,808)	(4,775)	(999)
Gain on sale of loans	31,853	35,087	—
Decrease (increase) in valuation allowance	(18,965)	(10,644)	568
Other	2,768	15,351	(1,618)
Ending balance (1) (2) (3)	$87,492	$62,907	$82,866

(1)
The balances at December 31, 2014 and 2013 includes $42.0 million and $43.1 million, respectively, of loans that we were required to repurchase from Ginnie Mae guaranteed securitizations as part of our contractual obligations as the servicer of the loans. Repurchased loans are modified or otherwise remediated through loss mitigation activities or are reclassified to receivables.

(2)
The balances at December 31, 2014, 2013 and 2012 are net of valuation allowances of $49.7 million, $30.7 million and $14.7 million, respectively. The change in the valuation allowance for the years ended December 31, 2014 and 2013 includes adjustments of $20.4 million and $15.7 million, respectively, from the liability for indemnification obligations for the initial valuation adjustment that we recognized on certain loans that we repurchased from Fannie Mae and Freddie Mac guaranteed securitizations.

(3)
The balance at December 31, 2012 includes non-performing mortgage loans with a carrying value of $65.4 million that we acquired in December 2012 and sold to Altisource Residential, LP in February 2013 for an insignificant gain.

Summary of Activity in Gain on Loans Held for Sale, Net
The following table summarizes the activity in Gain on loans held for sale, net, during the three and nine months ended September 30:

	Three Months		Nine Months
	2015	2014	2015	2014
Gain on sales of loans	$34,038	$42,185	$130,425	$145,455
Change in fair value of IRLCs	4,956	(4,188)	3,944	(2,315)
Change in fair value of loans held for sale	915	(9,348)	(5,893)	(97)
Loss on economic hedge instruments	(12,416)	(1,145)	(10,878)	(32,183)
Other losses	(195)	(286)	(664)	(819)
	$27,298	$27,218	$116,934	$110,041

The following table summarizes the activity in Gain on loans held for sale, net, during the years ended December 31:

	2014	2013	2012
Gain on sales of loans	$168,449	$82,518	$6,797
Change in fair value of IRLCs	(25,822)	523	2
Change in fair value of loans held for sale	10,489	(1,709)	(5,462)
Gain (loss) on economic hedge instruments	(17,214)	42,732	(1,075)
Other	(1,605)	(2,370)	(47)
	$134,297	$121,694	$215